Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

3. Recently Issued Accounting Pronouncements

Adopted

Income Taxes (Topic 740). In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

Other accounting standards that the Group adopted beginning January 1, 2025 did not have a significant impact on the Group’s consolidated financial statements.

Not Yet Adopted

Income Statement (Topic 220). In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU No. 2024-03 early and the Group is currently evaluating the impact of adopting this standard on our consolidated financial statements.

Financial Instruments - Credit Losses (Topic 326). In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments - Credit Losses (Topic 326). ASU No. 2025-05 provides all entities with a practical expedient and entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU No. 2025-05 early and is currently evaluating the impact of adopting this standard on our consolidated financial statements.

3. Recently Issued Accounting Pronouncements (Continued)

Intangibles (Topic 350). In July 2025, the FASB issued ASU No. 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40). ASU No. 2025-06 modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU No. 2025-06 early is currently evaluating the impact of adopting this standard on our consolidated financial statements.

Government Grants (Topic 832). In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect to adopt ASU No. 2025-10 early and is currently evaluating the impact of adopting this standard on our consolidated financial statements.